Organization and Operations (Details) - USD ($)																					1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 09, 2026	Mar. 08, 2026	Dec. 26, 2025	Sep. 16, 2025	Aug. 11, 2025	Jun. 27, 2025	Jun. 23, 2025	May 06, 2025	Nov. 26, 2024	Nov. 11, 2024	Aug. 31, 2024	Aug. 20, 2024	Aug. 09, 2024	Jul. 26, 2024	Jul. 17, 2024	Oct. 08, 2023	Feb. 01, 2023	Dec. 13, 2022	Feb. 05, 2016	Feb. 05, 2016	Feb. 28, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Sep. 09, 2025	Mar. 31, 2025	Dec. 30, 2024	Nov. 27, 2024	Oct. 21, 2024	Aug. 12, 2024	Aug. 01, 2024	Apr. 20, 2023
Organization and Operations [Line Items]
Issuance of common shares (in Shares)	800,200		40,404			3,000	100	4,500	39,824	16,667	125,000													33,837
Shares of common stock (in Shares)																	50,000	150,000
Purchase price (in Dollars)		$ 11,554,827					$ 100,000										$ 250,000	$ 750,000
Price per share (in Dollars per share)																							$ 11.4
Warrant exercise price per share (in Dollars per share)														$ 24
Membership interests												10.00%											20.00%				20.00%		8.26%	1.50%	48.72%	18.00%
Aggregated fair value (in Dollars)			$ 78,010																					$ 109,000
Sale of Stock, Percentage of Ownership after Transaction	80.02%
Sale of Stock, Consideration Received on Transaction (in Dollars)	$ 11,676,828
Purchase price (in Dollars)																	$ 250,000	$ 750,000
Warrants exercise price (in Dollars per share)																						$ 10	$ 10
Common stock, shares authorized (in Shares)																						3,000,000,000	3,000,000,000	3,000,000,000
Preferred stock, shares authorized (in Shares)																						20,000,000	20,000,000	20,000,000
Membership interest percentage																													8.26%
Consideration transferred (in Dollars)																						$ 11,676,828
Assets owned by Creatd Ventures				10.00%
Purchase of shares value (in Dollars)				$ 100,000
Purchase shares (in Shares)				100,000			100,000
Warrant [Member]
Organization and Operations [Line Items]
Warrant (in Shares)														3,250
Warrants exercise price (in Dollars per share)																							$ 0.9
Common Stock [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)												21,675	2,000,000	1,750							13,807
Price per share (in Dollars per share)														$ 24
Aggregated fair value (in Dollars)																								$ 2
Common stock shares (in Shares)																						10,577
Hollywall Entertainment, Inc. [Member]
Organization and Operations [Line Items]
Outstanding equity															0.50%
Geopulse Explorations, Inc. [Member]
Organization and Operations [Line Items]
Outstanding equity												0.50%
THEPOWERHOUSE LLC [Member]
Organization and Operations [Line Items]
Outstanding equity										5.00%
Enzylotics, Inc [Member]
Organization and Operations [Line Items]
Outstanding equity									1.00%
MineralRite Corporation [Member]
Organization and Operations [Line Items]
Outstanding equity								1.00%
Vocal, Inc. [Member]
Organization and Operations [Line Items]
Outstanding equity			21.73%
OG Collection, Inc. [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)			57,600
Outstanding equity			24.00%
Membership interests			24.00%
OG Collection, Inc. [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)			480,000
Aggregated fair value (in Dollars)			$ 57,600
Enzylotics, Inc [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)									1,992
MineralRite Corporation [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)								4,500
Common stock shares (in Shares)								17,000,000
Fly Flyte, Inc. [Member]
Organization and Operations [Line Items]
Purchase price (in Dollars)							$ 100,000
Vocal, Inc. [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)			40,404
Aggregated fair value (in Dollars)			$ 78,010
Lil Marc, Inc [Member]
Organization and Operations [Line Items]
Cancelled of common stock (in Shares)																						79	79
Business Combination [Member]
Organization and Operations [Line Items]
Acquired percentage															0.50%
S96 NYC, LLC [Member]
Organization and Operations [Line Items]
Total membership interests														100.00%
Key Drivers [Member]
Organization and Operations [Line Items]
Total membership interests													3.01%																		48.72%
OG Collection, Inc. [Member]
Organization and Operations [Line Items]
Total membership interests																												1.50%		1.50%	46.00%
Additional shares authorized (in Shares)													2,000,000
Common stock, shares authorized (in Shares)													1,000,000,000
Preferred stock, shares authorized (in Shares)													50,000,000
Geopulse Explorations, Inc. [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)												1,084
Acquired percentage												0.50%
THEPOWERHOUSE LLC [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)										16,667
Acquired percentage										5.00%
Enzylotics, Inc [Member]
Organization and Operations [Line Items]
Acquired percentage									1.00%
Vocal, Inc. [Member]
Organization and Operations [Line Items]
Total membership interests													3.01%															1.70%			48.72%
Fly Flyte, Inc. [Member]
Organization and Operations [Line Items]
Consideration transferred (in Dollars)					$ 14,400,000
Strategic Securities Swap Agreement [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)															829
S96 NYC, LLC [Member]
Organization and Operations [Line Items]
Ownership rate														100.00%								100.00%	100.00%	100.00%
OG Collection, Inc. [Member]
Organization and Operations [Line Items]
Ownership rate																						20.00%	20.00%	44.00%				1.50%
Vocal, Inc. [Member]
Organization and Operations [Line Items]
Ownership rate																						20.00%	20.00%	41.73%				1.70%
Flewber, Inc. [Member]
Organization and Operations [Line Items]
Ownership rate				10.00%			10.00%
Fly Flyte, Inc. [Member]
Organization and Operations [Line Items]
Purchase price (in Dollars)				$ 100,000
Ownership rate	100.00%			10.00%			10.00%																80.02%		19.98%
Preferred shares (in Shares)				134
Percentage of issued and outstanding common stock																									19.98%
Fly Flyte, Inc. [Member]
Organization and Operations [Line Items]
Issued and outstanding common stock																									19.98%
Great Plains Holdings, Inc [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)																			950	950
S96 NYC, LLC [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)														1,750
Price per share (in Dollars per share)														$ 24
Warrants (in Shares)														3,250
Warrants exercise price (in Dollars per share)														$ 24
CRTD [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)															829
HWAL [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)															726,769
OG Collection, Inc. [Member]
Organization and Operations [Line Items]
Membership interests																															46.00%
Enzylotics, Inc [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)									1,992
Cancelled of common stock (in Shares)									4,500
MineralRite Corporation [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)								17,000,000
Maximum [Member] | Common Stock [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)													1,050,000,000
Maximum [Member] | OG Collection, Inc. [Member]
Organization and Operations [Line Items]
Ownership rate			44.00%
Maximum [Member] | Vocal, Inc. [Member]
Organization and Operations [Line Items]
Ownership rate			41.71%
Maximum [Member] | Vocal, Inc. [Member] | Common Stock [Member]
Organization and Operations [Line Items]
Ownership rate			41.73%
Maximum [Member] | Fly Flyte, Inc. [Member]
Organization and Operations [Line Items]
Ownership rate			41.73%
Minimum [Member] | Common Stock [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)													1,000,000,000
Minimum [Member] | OG Collection, Inc. [Member]
Organization and Operations [Line Items]
Ownership rate			20.00%
Minimum [Member] | Vocal, Inc. [Member]
Organization and Operations [Line Items]
Ownership rate			20.00%
Minimum [Member] | Fly Flyte, Inc. [Member]
Organization and Operations [Line Items]
Ownership rate			20.00%
Series A Convertible Preferred Stock [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)																			33,415	33,415
Preferred stock, shares authorized (in Shares)																						50,000	50,000
Series B Convertible Preferred Stock [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)																			8,064	8,064
Convertible Preferred Stock [Member]
Organization and Operations [Line Items]
Membership interests													3.01%
Convertable preferred stock (in Shares)													50,000,000													835
Series G Preferred Stock [Member]
Organization and Operations [Line Items]
Issuance of common shares (in Shares)																						640
Price per share (in Dollars per share)																							$ 10
Aggregated fair value (in Dollars)					$ 14,400,000
Preferred stock, shares authorized (in Shares)																						500,000	500,000	500,000
Common Stock [Member] | OG Collection, Inc. [Member]
Organization and Operations [Line Items]
Additional shares authorized (in Shares)													1,050,000,000
Common Stock [Member] | Minimum [Member] | Vocal, Inc. [Member]
Organization and Operations [Line Items]
Ownership rate			20.00%
Preferred Series G [Member]
Organization and Operations [Line Items]
Purchase of shares value (in Dollars)																$ 100,000
Purchase shares (in Shares)				134